Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Net Income (loss)	$ (57,757)	$ (48,052)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	(12,990)	289
Change in Market Value of Marketable securities	(150)
Other comprehensive income (loss), net of tax	(13,140)	289
Comprehensive Income (loss)	$ (70,897)	$ (47,763)